CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Statutory Rserves [Member]	Unrestricted [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2022			$ 33,832,743	$ 449,136	$ (28,066,415)	$ 361,655	$ (75,437)	$ 6,501,682
Beginning balance , shares at Dec. 31, 2022	23,867
Net loss attributable to Infobird Co., Ltd					(2,576,531)			(2,576,531)
Net loss attributable to non-controlling interests							(291,626)	(291,626)
Issued ordinary shares under F3, net of issuance costs			4,522,313					4,522,313
Issued ordinary shares under F3, net of issuance costs, shares	4,808
Warrants convert to ordinary shares
Warrants convert to ordinary shares, shares	3,125
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation in 2023
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation in 2023, shares	77
Issued ordinary shares under F3, net of issuance costs	$ 8		44,999,992					45,000,000
Issued ordinary shares under F3, net of issuance costs, shares	826,396
CB convert to ordinary shares, net of issuance costs			2,775,000					2,775,000
CB convert to ordinary shares, net of issuance costs, shares	34,688
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation in 2023
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation in 2023, shares	4,179
CB convert to ordinary shares, net of issuance costs	$ 2		909,701					909,703
CB convert to ordinary shares, net of issuance costs, shares	168,623
Issued ordinary shares under F3, net of issuance costs	$ 2	(1,184,676)	1,184,674
Issued ordinary shares under F3, net of issuance costs, shares	215,000
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation in 2024	$ 1		(1)
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation in 2024, shares	62,236
Foreign currency translation adjustment						384,898	8,706	393,604
Deconsolidation of discontinued operations			(4,841,360)	(449,136)	6,038,505	(748,009)	358,357	358,357
Ending balance, value at Dec. 31, 2023	$ 13	(1,184,676)	83,383,062		(24,604,441)	(1,456)		57,592,502
Ending balance, shares at Dec. 31, 2023	1,342,999
Net loss attributable to Infobird Co., Ltd					(2,099,037)			(2,099,037)
Net loss attributable to non-controlling interests							(1,458)	(1,458)
Received subscription receivable		1,184,676						1,184,676
Issued ordinary shares due to the commitment	1		(1)
Issued ordinary shares under F3, net of issuance costs	$ 6		4,512,714					4,512,720
Issued ordinary shares under F3, net of issuance costs, shares	585,000
CB convert to ordinary shares, net of issuance costs	$ 35		3,643,465					3,643,500
CB convert to ordinary shares, net of issuance costs, shares	3,470,000
Foreign currency translation adjustment						(62,178)	(2,136)	(64,314)
Non-controlling interest from acquisition							2,033,128	2,033,128
Issued ordinary shares due to the commitment, shares	58,975
Ending balance, value at Dec. 31, 2024	$ 55		91,539,240		(26,703,478)	(63,634)	2,029,534	66,801,717
Ending balance, shares at Dec. 31, 2024	5,456,974
Net loss attributable to Infobird Co., Ltd					(57,185,933)			(57,185,933)
Net loss attributable to non-controlling interests							(17,455)	(17,455)
CB convert to ordinary shares, net of issuance costs	$ 27		3,360,114					3,360,141
CB convert to ordinary shares, net of issuance costs, shares	2,731,600
Foreign currency translation adjustment						5,082,970	158,117	5,241,087
Ending balance, value at Dec. 31, 2025	$ 82		$ 94,899,354		$ (83,889,411)	$ 5,019,336	$ 2,170,196	$ 18,199,557
Ending balance, shares at Dec. 31, 2025	8,188,574